Recoverable taxes - Roll-forward of provision for loss (Details) - BRL (R$) R$ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Recoverable Taxes [Abstract]
Opening Balance	R$ 1,775,113	R$ 1,581,961
Increase in Provision for Impairment of Value Added Tax on Sales and Services Credits	(46,989)	(374,166)
Decrease In Provision For Impairment Of Value Added Tax On Sales And Services Credits Due To Recovery Of Credits	60,200	R$ 181,014
Closing Balance	R$ 1,761,902